SUPPLEMENT DATED MARCH 23, 2015
to

PROSPECTUS DATED MAY 21, 2007
FOR FUTURITY NY

PROSPECTUS DATED MAY 1, 2003
FOR FUTURITY ACCOLADE NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective April 30, 2015, the name of the MFS® Research Bond Series will change to MFS® Total Return Bond Series.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity NY 3/2015